IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [text block]
	Discount rate
	Brazil	Mexico	Spain	Colombia	Peru	Chile

December 2016	13.99%	10.18%	8.43%	12.25%	11.02%	10.91%
December 2017	12.74%	12.09%	10.62%	12.48%	11.54%	11.35%

	Growth rate
	Brazil	Mexico	Spain	Colombia	Peru	Chile

December 2016	4.70%	3.50%	2.10%	3.70%	4.20%	3.00%
December 2017	3.85%	4.00%	1.60%	3.40%	2.50%	2.40%

The recoverable amounts per country were as follow:

Thousand U.S. dollars	Recoverable amounts
	Brazil (*)	Mexico	Colombia	Peru	Chile	Argentina

December 2017	879,303	25,400	59,643	226,881	60,607	90,143

(*) The total recoverable amount of is composed by 33,618 thousand U.S. dollars from the acquisition of RBrasil, 140,373 thousand U.S. dollars from the acquisition of Interfile and 705,312 thousand from Atento Brasil.